Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40376
Entity Registrant Name	Waterdrop Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Block C, Wangjing Science and Technology Park
Entity Address, Address Line Two	No. 2 Lize Zhonger Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Entity Central Index Key	0001823986
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Beijing, the People’s Republic of China
Business Contact
Document And Entity Information
Contact Personnel Name	Xiaoying Xu
Contact Personnel Email Address	IR@shuidi-inc.com
Entity Address, Address Line One	Block C, Wangjing Science and Technology Park
Entity Address, Address Line Two	No. 2 Lize Zhonger Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
City Area Code	86 10
Local Phone Number	5339-4997
American depositary shares
Document And Entity Information
Title of 12(b) Security	American depositary shares
Trading Symbol	WDH
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	459,387,760
Class A ordinary shares
Document And Entity Information
Title of 12(b) Security	Class A ordinary
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,822,868,761
Class B ordinary shares
Document And Entity Information
Entity Common Stock, Shares Outstanding	801,904,979